UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    U Capital Group, LP
Address: 800 Third Avenue
         9th Floor
         New York, New York  10022

13F File Number:  28-13353

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Eric Alper
Title:     Chief Financial Officer/Chief Operating Officer
Phone:     212.980.4000

Signature, Place, and Date of Signing:

     Eric Alper     New York, New York/USA     November 16, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     39

Form13F Information Table Value Total:     $51,294 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANGLOGOLD ASHANTI LTD          SPONSORED ADR    035128206      408    10000 SH       SOLE                    10000
AVIS BUDGET GROUP              COM              053774105      668    50000 SH       SOLE                    50000
BANCORP INC DEL                COM              05969A105       90    15700 SH       SOLE                    15700
BANK OF AMERICA CORPORATION    COM              060505104     1100    65000 SH       SOLE                    65000
BARRICK GOLD CORP              COM              067901108     2274    60000 SH       SOLE                    60000
CAPSTONE TURBINE CORP          COM              14067D102      528   400000 SH       SOLE                   400000
CARDINAL HEALTH INC            COM              14149Y108     1930    72000 SH       SOLE                    72000
CAREFUSION CORP                COM              14170T101      785    36000 SH       SOLE                    36000
CHIMERA INVT CORP              COM              16934Q109     1146   300000 SH       SOLE                   300000
CONSTELLATION ENERGY GROUP I   COM              210371100     1619    50000 SH       SOLE                    50000
COSAN LTD                      SHS A            G25343107      790   100000 SH       SOLE                   100000
COVANTA HLDG CORP              COM              22282E102     1020    60000 SH       SOLE                    60000
DANA HOLDING CORP              COM              235825205      851   125000 SH       SOLE                   125000
DSW INC                        CL A             23334L102      672    42100 SH       SOLE                    42100
EXPRESS SCRIPTS INC            COM              302182100     1940    25000 SH       SOLE                    25000
F M C CORP                     COM NEW          302491303      399     7100 SH       SOLE                     7100
FRONTIER OIL CORP              COM              35914P105     1058    76025 SH       SOLE                    76025
GOLDCORP INC NEW               COM              380956409      727    18000 SH       SOLE                    18000
HESS CORP                      COM              42809H107      642    12000 SH       SOLE                    12000
ICO GLOBAL COMM HLDGS LTD DE   CL A             44930K108     1321  1536090 SH       SOLE                  1536090
LAMAR ADVERTISING CO           CL A             512815101      960    35000 SH       SOLE                    35000
LENDER PROCESSING SVCS INC     COM              52602E102     1260    33000 SH       SOLE                    33000
LIFE TECHNOLOGIES CORP         COM              53217V109     3491    75000 SH       SOLE                    75000
MACQUARIE INFRASTR CO LLC      MEMBERSHIP INT   55608B105     5406   600000 SH       SOLE                   600000
MEMC ELECTR MATLS INC          COM              552715104      832    50000 SH       SOLE                    50000
METROPCS COMMUNICATIONS INC    COM              591708102     1966   210000 SH       SOLE                   210000
MI DEVS INC                    CL A SUB VTG     55304X104     2018   150000 SH       SOLE                   150000
MICROSOFT CORP                 COM              594918104     1929    75000 SH       SOLE                    75000
MOLECULAR INSIGHT PHARM INC    COM              60852M104     2212   400000 SH       SOLE                   400000
MORGAN STANLEY                 COM NEW          617446448     1451    47000 SH       SOLE                    47000
PENN VA CORP                   COM              707882106     2864   125000 SH       SOLE                   125000
PHH CORP                       COM NEW          693320202     1984   100000 SH       SOLE                   100000
POTASH CORP SASK INC           COM              73755L107      325     3600 SH       SOLE                     3600
PROSHARES TR                   PSHS ULTSHRT QQQ 74347R875      296    12850 SH       SOLE                    12850
RURAL / METRO CORP             COM              781748108      418   100000 SH       SOLE                   100000
SPDR GOLD TRUST                GOLD SHS         78463V107      989    10000 SH       SOLE                    10000
SUNCOR ENERGY INC NEW          COM              867224107      726    21000 SH       SOLE                    21000
TRANSOCEAN LTD                 REG SHS          H8817H100      984    11500 SH       SOLE                    11500
WYETH                          COM              983024100     1215    25000 SH       SOLE                    25000